Bank Loan Payables - Schedule of Future Minimum Bank Loan Payments (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Future Minimum Bank Loan Payments [Abstract]
June 30, 2026	$ 29,888
Less: Imputed interest	(1,249)
Total Bank loan payable	$ 28,639	$ 117,345